Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income (loss)	$ (19,099)	$ (25,793)	$ 9,006
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,685	5,372	5,077
Stock-based compensation	2,609	3,067	3,672
Loss on asset write-off		2,320
Inventory write-downs	900	1,220	1,200
Gain on sale of long-term investments		(23)	(1,619)
Impairment loss on long-term investments			422
Loss (gain) on disposal of property and equipment	(106)	(85)	1
Deferred income taxes	41	101	(92)
Other, net	(1)	80	8
Changes in operating assets and liabilities:
Accounts receivable, net	(1,251)	3,289	1,177
Inventories	(200)	(1,211)	4,557
Prepaid expenses and other current assets	510	213	281
Prepayment for testing service and deferred charges	(1,366)	(790)	(1,403)
Notes and accounts payable	413	(2,885)	(1,658)
Income tax payable	(124)	(244)	120
Accrued expenses and other current liabilities	(1,083)	(1,025)	(554)
Accrued pension liabilities	(25)	53	(51)
Long-term income tax payable		(66)	(244)
Other liabilities	(8,893)	9,422
Net cash provided by (used in) operating activities	(22,990)	(6,985)	19,900
Acquisition of:
Short-term investments	(15,496)	(24,722)	(39,506)
Long-term investments	(250)
Property and equipment	(743)	(2,151)	(2,013)
Decrease (increase) in:
Restricted assets	10,000	(10,000)
Restricted cash	1	(1)	396
Other assets	108	(83)	(31)
Proceeds from:
Sale of short-term investments	52,131	48,381	15,809
Sale of long-term investments		583	4,337
Disposal of property and equipment	166	296	58
Net cash provided by (used in) investing activities	45,917	12,303	(20,950)
FINANCING ACTIVITIES
Acquisition of treasury stock	(8,279)	(10,916)	(10,233)
Proceeds from:
Exercise of stock options	25	80	453
Issuance of ordinary shares under the Employee Stock Purchase Plan	335	532	541
Net cash used in financing activities	(7,919)	(10,304)	(9,239)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	(613)	322	574
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	14,395	(4,664)	(9,715)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	27,898	32,562	42,277
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	42,293	27,898	32,562
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	1,064	1,307	1,250
NON-CASH INVESTING AND FINANCING ACTIVITIES
Increase in payable for acquisition of equipment			445
Increase in payable for stock repurchase			$ 332